Accounts Receivable, net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net
Accounts Receivable, net

Note 5 – Accounts Receivable, net

Accounts receivable consisted of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$34,636,570	$44,159,513
Allowance for credit losses	(2,028,979)	(2,361,778)
Accounts receivable, net	$32,607,591	$41,797,735

 The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of year	$2,361,778	$1,684,158
Change of allowance for credit losses	(284,191)	727,747
Translation adjustments	(48,608)	(50,127)
Balance at end of year	$2,028,979	$2,361,778